STOCK-BASED COMPENSATION	12 Months Ended
Sep. 30, 2024
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

15.         STOCK-BASED COMPENSATION

On Jan 3, 2022 the Company granted its employees options to purchase 40,000 ordinary shares at the price of US$7.23. On May 22, 2023, the Company granted its employees options to purchase 38,000 ordinary shares at the price of US$6.79. On March 1, 2024, the Company granted its employees options to purchase 20,000 ordinary shares at the price of US$2.15.

All the options have an expiration date that is 5 to 10 years from the date of grant and vest immediately or over a period of 1 to 5 years. -nil- and -nil- options under the 2009 Plan, and 224,700 and 187,000 options under the 2014 Plan, 3,600 and 5,600 options under the 2021 Plan were outstanding as of September 30, 2023 and 2024, respectively.

All the option awards have an exercise price of US$2.1 to US$20.7 and expire 5 to 10 years from the date of grant and vest immediately or over a period of 1 to 10 years.

For the options outstanding at September 30, 2023 and 2024, the weighted average remaining contractual lives are–nil- and -nil- years, respectively.

The Company recorded share-based compensation expense for share options of RMB 1.16 million and RMB0.3 million for the years ended September 30, 2023 and 2024 respectively. As of September 30, 2023 and 2024, there were RMB-nil- million and RMB-nil- of total unrecognized compensation expense related to non-vested share-based compensation arrangement under the 2014 Plan.

Under the term of the 2014 Plan, on March 1, 2018, June 1, 2018 and September 1, 2018 the Company granted total of 22,500 restricted shares to its management at an aggregate value of US$167,925, based on the stock closing price of US$8.6, US$7.2 and US$6.6 at March 1, 2018, June 1, 2018 and September 1, 2018, respectively. The vesting period of these shares was 1 year from the grant date, which is March 1, 2019, June 1, 2019 and September 1, 2019, respectively. The Company issued a total of 320,000 restricted shares to its management and employees during the year ended September 30, 2020. The Company issued a total of 240,000 restricted shares to its management and employees during the year ended September 30, 2024.The Company recorded share-based compensation expense for restricted shares of RMB -nil- and RMB 4.93 million for the years ended September 30, 2023 and 2024, respectively.

During the fiscal year ended September 30, 2020, we awarded an aggregate of 30,000 treasury stock shares to its employees and recorded share-based compensation expense of RMB1,595, and resulted in decrease RMB7,212 cost of treasury stocks.

During the fiscal year ended September 30, 2022, we awarded an aggregate of 14,386 treasury stock shares to its employees, and resulted in decrease RMB4,223 cost of treasury stocks. We didn’t award any treasury stock shares in the fiscal year ended September 30, 2024.

A summary of the stock option activity under the 2009 and 2014 Plans is as follows:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	15	16	17	18	19	20	21	22	23	24	25
	January 3,	October 2,	December 22,	January 2,	March 1,	January 2,	January 2,	April 14,	January 3,	May 22,	March 1,
Grant date	2017	2017	2017	2018	2018	2019	2020	2021	2022	2023	2024

Outstanding as of September 30, 2021	18,000	—	1,800	19,000	20,000	36,000	38,000	139,070	—	—	—
Number of options granted	—	—	—	—	—	—	—	—	40,000	—	—
Options exercised	—	—	(1,000)	—	—	—	—	(15,510)	—	—	—
Options cancelled/expired	(4,000)	—	(800)	—	—	—	—	—	—	—	—
Outstanding as of September 30, 2022	14,000	—	—	19,000	20,000	36,000	38,000	123,560	40,000	—	—
Number of options granted	—	—	—	—	—	—	—	—	—	36,000	—
Options exercised	—	—	—	—	(10,503)	—	—	—	—	—	—
Options cancelled/expired	(14,000)	—	—	(19,000)	(5,497)	—	—	(14,860)	(2,000)	—	—
Outstanding as of September 30, 2023	—	—	—	—	4,000	36,000	38,000	108,700	38,000	36,000	—
Number of options granted	—	—	—	—	—	—	—	—	—	—	20,000
Options exercised	—	—	—	—	—	—	—	—	—	—	—
Options cancelled/expired	—	—	—	—	—	(36,000)	—	(1,700)	—	—	—
Outstanding as of September 30, 2024	—	—	—	—	4,000	—	38,000	107,000	38,000	36,000	20,000
Options vested and exercisable	—	—	—	—	—	—	—	—	—	—	—
At September 30, 2022	14,000	—	—	19,000	20,000	36,000	38,000	123,560	40,000	—	—
At September 30, 2023	—	—	—	—	4,000	36,000	38,000	108,700	38,000	36,000	—
At September 30, 2024	—	—	—	—	4,000	—	38,000	107,000	38,000	36,000	20,000
Weighted average fair value at the grant date (US$)	4.0	7.7	4.4	5.1	5.1	4.0	2.5	12.5	5.4	4.6	2.1

The fair value of each option granted is estimated on the date of grant using the Black-Scholes Option Pricing Model:

	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche	Tranche
	15	16	17	18	19	20	21	22	23	24	25
Exercise price (US$)	20.7	16.5	8	9.1	8.2	5.19	5.3	15.85	7.23	6.79	2.15
Average risk-free interest rate	1.94%	1.94%	2.26%	2.25%	2.58%	2.49%	1.67%	0.87%	1.37%	3.77%	4.17%
Expected option life (year)	5	5	5	5	5	5	5	5	5	10	5
Volatility rate	63.87%	52.40%	63.20%	64.60%	68.20%	103%	52.60%	109.90%	100.95%	73.64%	96.80%
Dividend yield	—	—	—	—	—	—	—	—	—	—	—

The aggregate intrinsic value as of September 30, 2024, 2023 and 2022 is US$18, US-nil- and US$319, respectively.